Property, Plant and Equipment - Detailed Information about Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 672,268
Impairment loss		(217,366)	$ (115,753)
Ending balance		451,411	672,268
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,027,584	993,601
Decommissioning and restoration adjustment		10,055	315
Additions/transfers	[1]	42,110	30,998
Ending balance		1,079,749	1,027,584
Gross carrying amount [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning and restoration adjustment			2,670
Gross carrying amount [member] | IFRS 16 [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning and restoration adjustment			2,670
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(355,316)	(152,360)
Depreciation and depletion	[2]	(55,656)	(87,203)
Impairment loss		(217,366)	(115,753)
Ending balance		(628,338)	(355,316)
Property, plant and equipment [Member] | Kennady North Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		67
Ending balance		54	67
Property, plant and equipment [Member] | Kennady North Project [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		90	90
Decommissioning and restoration adjustment		0	0
Additions/transfers	[1]	0	0
Ending balance		90	90
Property, plant and equipment [Member] | Kennady North Project [Member] | Gross carrying amount [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning and restoration adjustment			0
Property, plant and equipment [Member] | Kennady North Project [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(23)	(10)
Depreciation and depletion	[2]	(13)	(13)
Impairment loss		0	0
Ending balance		(36)	(23)
Property, plant and equipment [Member] | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		501,041
Ending balance		274,143	501,041
Property, plant and equipment [Member] | Gahcho Kue Diamond Mine [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		856,334	820,106
Decommissioning and restoration adjustment		9,777	(1,604)
Additions/transfers	[1]	36,334	35,162
Ending balance		902,445	856,334
Property, plant and equipment [Member] | Gahcho Kue Diamond Mine [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(355,293)	(152,350)
Depreciation and depletion	[2]	(55,643)	(87,190)
Impairment loss		(217,366)	(115,753)
Ending balance		(628,302)	(355,293)
Assets under construction [Member] | Kennady North Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,564
Ending balance		1,564	1,564
Assets under construction [Member] | Kennady North Project [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,564	1,564
Decommissioning and restoration adjustment		0	0
Additions/transfers	[1]	0	0
Ending balance		1,564	1,564
Assets under construction [Member] | Kennady North Project [Member] | Gross carrying amount [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning and restoration adjustment			0
Assets under construction [Member] | Kennady North Project [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	0
Depreciation and depletion	[2]
Impairment loss		0	0
Ending balance		0	0
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		730
Ending balance		6,506	730
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		730	4,894
Decommissioning and restoration adjustment		0	0
Additions/transfers	[1]	5,776	(4,164)
Ending balance		6,506	730
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member] | Gross carrying amount [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning and restoration adjustment			0
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	0
Depreciation and depletion	[2]
Impairment loss		0	0
Ending balance		0	0
Mining assets [member] | Kennady North Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		168,866
Ending balance		169,144	168,866
Mining assets [member] | Kennady North Project [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		168,866	166,947
Decommissioning and restoration adjustment		278	1,919
Additions/transfers	[1]	0	0
Ending balance		169,144	168,866
Mining assets [member] | Kennady North Project [Member] | Gross carrying amount [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning and restoration adjustment			0
Mining assets [member] | Kennady North Project [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	0
Depreciation and depletion	[2]
Impairment loss		0	0
Ending balance		$ 0	$ 0

[1]	Included in additions of property, plant and equipment for GK is $28,939 (2019 - $23,896) related to deferred stripping of which $1,781 relates to the depreciation of earthmoving equipment (2019 - $1,778).
[2]	Included in depreciation and depletion is $797 of depreciation on the right-of-use assets capitalized under IFRS 16 (2019 - $1,093).